PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Government authorities	$ 749	$ 600
Hedging transaction assets	2,916	160
Prepaid expenses	6,410	3,644
Other current assets	80	326
Total prepaid expenses and other current assets	$ 10,155	$ 4,730